SHARE BASED COMPENSATION (Details) - shares	1 Months Ended				12 Months Ended
	Jun. 30, 2024	Jan. 31, 2023	Sep. 30, 2021	Mar. 31, 2019	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2021	Dec. 20, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued												254,697,314	187,697,314
Class A ordinary shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued	37,606,230	34,918,695	36,534,435	237,375,000
2019 Performance Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued	171,488,665	133,882,435	98,963,740							62,429,305	52,000,000
Aggregate number of shares increased for issuance						10,429,305
Aggregate number of outstanding shares							133,882,435	98,963,740	62,429,305
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of outstanding shares					24,379,901		26,107,401	28,431,196
Term of option					10 years
Percentage of fair market value as of the latest practicable date upon termination for death, disability or retirement of employees					50.00%
Threshold period for vesting or exercising option upon termination for death, disability or retirement, the employees					6 months
Percentage of fair market value as of the latest practicable date upon other termination					30.00%
Threshold period for vesting or exercising option upon other termination					6 months
Employee Stock Option | Vested and exercisable on second anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage					50.00%
Employee Stock Option | Vested and exercisable on third anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage					25.00%
Employee Stock Option | Vested and exercisable on fourth anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage					25.00%